TOTAL SALES - Timing of Revenue Recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	€ 64,114	€ 60,423	€ 55,108
Products transferred at a point in time
Revenues	50,619	48,646	44,173
Products and services transferred over time
Revenues	€ 13,495	€ 11,777	€ 10,935